ETF5 P1 03/22

SUPPLEMENT DATED March 1, 2022

TO THE SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED AUGUST 1, 2021

OF

Franklin FTSE Russia ETF (the “Fund”)

(a series of Franklin Templeton ETF Trust)

The information in this supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund:

Russia’s large-scale invasion of Ukraine on February 24, 2022 has led to various countries, including the US, imposing economic sanctions on certain Russian individuals and Russian corporate and banking entities.  A number of jurisdictions have also instituted broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments.  In response, the government of Russia has imposed capital controls to restrict movements of capital entering and exiting the country. As a result, the value and liquidity of Russian securities and the Russian currency have experienced significant declines.  Further, the Russian securities markets did not open for trading on February 28, 2022 and remain closed on March 1, 2022. There is no assurance that these disruptions will not continue.

In light of these circumstances, the Fund has temporarily suspended new creations of its shares until further notice.

During this time, the Fund may not meet its investment goal, may experience increased tracking error and may experience significant premiums or discounts to the Fund’s net asset value (NAV) and/or wider bid-ask spreads. Although shares of the Fund are currently expected to continue trading on NYSE Arca, Inc., there can be no assurance that an active market will be maintained for the Fund’s shares.

Please keep this supplement with your Summary Prospectus, Prospectus, and SAI for future reference.

ETF5 SA1 03/22

SUPPLEMENT DATED March 1, 2022

TO THE SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED AUGUST 1, 2021

OF

Franklin FTSE Russia ETF (the “Fund”)

(a series of Franklin Templeton ETF Trust)

The information in this supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund:

Russia’s large-scale invasion of Ukraine on February 24, 2022 has led to various countries, including the US, imposing economic sanctions on certain Russian individuals and Russian corporate and banking entities.  A number of jurisdictions have also instituted broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments.  In response, the government of Russia has imposed capital controls to restrict movements of capital entering and exiting the country. As a result, the value and liquidity of Russian securities and the Russian currency have experienced significant declines.  Further, the Russian securities markets did not open for trading on February 28, 2022 and remain closed on March 1, 2022. There is no assurance that these disruptions will not continue.

In light of these circumstances, the Fund has temporarily suspended new creations of its shares until further notice.

During this time, the Fund may not meet its investment goal, may experience increased tracking error and may experience significant premiums or discounts to the Fund’s net asset value (NAV) and/or wider bid-ask spreads. Although shares of the Fund are currently expected to continue trading on NYSE Arca, Inc., there can be no assurance that an active market will be maintained for the Fund’s shares.

Please keep this supplement with your Summary Prospectus, Prospectus, and SAI for future reference.